Income Taxes (Components of income before tax and income tax expenses for PRC and non-PRC operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Income arising from PRC operations	$ 16,560	103,168	155,625	102,658
(Loss)/profit arising from non-PRC operations	3,397	21,168	(38,004)	(18,076)
Income before taxes	19,957	124,336	117,621	84,582
Income tax expenses relating to PRC operations	2,722	16,961	15,122	10,499
Income tax expense relating to non-PRC operations	3	16	24	0
Income tax expenses	$ 2,725	16,977	15,146	10,499
Effective tax rate for PRC operations	16.40%	16.40%	9.70%	10.20%